Other Payables and Accrued Expenses (Tables)	12 Months Ended
Apr. 30, 2023
Other Payables and Accrued Expenses [Abstract]
Schedule of Other Payables and Accrued Expenses	The components of other payables and accrued expenses are as follows:
	April 30, 2022	April 30, 2023
	JPY	JPY	USD
Salary and benefit payables	26,325,325	23,307,275	171,390
Outsourced development costs	10,469,841	6,276,121	46,152
Communication costs	5,488,150	3,934,950	28,935
Professional service fee	7,617,610	8,880,909	65,305
Withholding tax	1,284,717	1,657,172	12,186
Resident tax for employees	545,100	687,400	5,055
Others	1,094,468	2,506,637	18,433
	52,825,211	47,250,464	347,456